Related party transactions	12 Months Ended
Dec. 31, 2019
Related Party Transactions [Abstract]
Related party transactions
1 9 .	Related party transactions
The table below sets forth major related parties and their relationships with the Group:

Company Name	Relationship with the Group
Tencent Holdings Limited (“Tencent Group”)	Parent company of one of our ordinary shareholders
Beijing Sequoia Xinyuan Equity Investment Center LLP	Related party of one of our ordinary shareholders
For the years ended December 31,
2017,
2018 and 2019, significant related party transactions were as follows:

	Years ended December 31,
	2017	2018	2019
Live streaming revenue derived from
Equity method investees- talent agencies	—	25,164,152	78,933,963
Tencent Group	—	3,405,827	—

Total	—	28,569,979	78,933,963

Advertisement revenue derived from
Tencent Group	14,050,283	27,483,962	2,699,737
Other revenue derived from
Tencent Group	7,676,262	19,892,736	26,581,068
Bandwidth fees paid to
Tencent Group	142,548,292	258,981,005	230,752,735
Revenue sharing fees and content cost paid to
Tencent Group	—	—	4,986,374
Equity method investees- talent agencies	27,907,101	229,901,724	715,473,955

Total	27,907,101	229,901,724	720,460,329

Payment handling fees paid to
Tencent Group	5,305,712	12,656,246	29,546,113
Content rights purchased from
Tencent Group	71,300,000	116,100,000	112,354,423

As of December 31, 2017, 2018 and 2019, the amounts due from/to related parties are as follows:

	Years ended December 31,
	2017	2018	2019
Amount due from related parties
Tencent Group	13,536,360	56,840,030	23,935,019
Equity method investees- talent agencies	—	7,230,184	108,831

Total	13,536,360	64,070,214	24,043,850

Amount due to related parties
Tencent Group	153,195,674	227,897,451	251,069,127
Beijing Sequoia Xinyuan Equity Investment Center LLP (1)	—	1,355,094,229	—
Shaojie Chen (2)	—	39,995,000	—
Equity method investees- talent agencies	7,066,386	5,320,840	47,663,895

Total	160,262,060	1,628,307,520	298,733,022

(1)
In May 2018, as an integrated step of the 2018 Restructuring

(Note 1)
, in order to comply with certain PRC foreign currency control rules and regulations, Beijing Sequoia has to redeem its investment in Series A Preferred Equity in Wuhan Douyu for US
$
197,443,500 (equivalent of RMB1,358,253,325) from Wuhan Douyu and the redemption amount in full is to be reinvested to the Company as capital contribution. As of December 31, 2018, the capital contribution amount
,

equivalent to RMB1,260,439,815
,
has been received by the Company but the redemption amount
, equivalent to RMB1,355,094,229
,
has not yet been paid by Wuhan Douyu
, which was considered as a non-cash financing activity in the combined and consolidated statements of cash flows for the year ended December 31, 2018
. The redemption amount is denominated in US
$
and to be settled in RMB. Foreign exchange loss of RMB94,654,414 was recognized in other expense for the year ended December 31, 2018. US
$
197,443,500 equivalent
in the amount of
RMB
1,323,049,149
was fully settled in March
,
2019.

(2)	The Group has received an advance payment of RMB39,995,000 from Mr. Shaojie Chen, which was subsequent ly settled in February 2019.